OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid financing costs	$ 188,300
Prepaid marketing cost	125,525
Prepaid insurance	102,743
Other prepaid expenses	40,654	13,755
Other receivables	44,294	9,823
Deposits	31,965	20,000
TOTAL OTHER CURRENT ASSETS	$ 533,481	$ 43,578